Supplementary information on oil and gas activities (unaudited) - Summary of costs capitalized as well as expensed that were incurred (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisition of properties
Exploration		$ (16)	$ (736)	$ (561)
Argentina [Member]
Acquisition of properties
Proved		0	(68,743)
Unproved		0	0	(69,693)
Total acquisition of properties		0	(68,743)	(69,693)
Exploration				0
Development	[1]	(615,481)	(426,991)	(280,686)
Total costs incurred		(615,481)	(495,734)	(350,379)
Mexico [Member]
Acquisition of properties
Unproved				0
Total acquisition of properties			0	0
Exploration			(624)	(561)
Development	[1]	(17,283)	(4,368)	(13,475)
Total costs incurred		$ (17,283)	$ (4,992)	$ (14,036)

[1]	Including the re-estimation of well plugging and abandonment.